OPERATING LEASE - Supplemental Cash flow information Relating to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 2,732
Previous Lease Standard ("ASC 840") [Member]
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in the measurement of lease liabilities	¥ 3,555	¥ 14,686